Stock Plan (Tables)	12 Months Ended
Dec. 31, 2021
Share Based Payment Arrangement [Line Items]
Schedule of Stock Option Activity	The following table summarizes the stock option activities under the Company’s stock plans for year ended December 31, 2021 (in thousands, except for per share data):

	Options Outstanding
	Number of Shares	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance—December 31, 2019	48,762	$0.50	8.1	$7,698
Granted	13,349	0.81
Expired or canceled	(5,612)	0.54
Exercised	(7,293)	0.21

Balance—December 31, 2020	49,206	$0.62	8.1	$245,565
Expired or canceled	(2,907)	0.69
Exercised	(4,072)	0.51		$48,660

Balance—December 31, 2021	42,227	$0.63	6.9	$844,909

Options vested and exercisable—December 31, 2021	29,351	$0.58	6.5	$588,842

Schedule of RSU and PRSU Activity	The following table summarizes the time-based restricted stock unit (RSU) and performance-based restricted stock unit (PRSU) activity under the Company’s stock plans for the year ended December 31, 2021 (in thousands, except per share data):

	RSUs and PRSUs
	Number of Shares	Weighted- Average Grant- Date Fair Value Price Per Share
Balance-December 31, 2020	—	$—
Granted	27,036	17.47
Vested	(1,474)	17.31
Canceled or forfeited	(818)	10.54

Balance-December 31, 2021	24,744	$17.70

Schedule of Earn-out Award Activity
The following table summarizes the
Earn-out
Award activity under the
Earn-out
Arrangement pursuant to the Merger Agreement during the year ended December 31, 2021 (in thousands, except for per share data):

	Earn-out Award Outstanding
	Number of Shares	Weighted- Average Grant- Date Fair Value Price Per Share
Balance - December 31, 2020	—	$—
Granted	5,112	12.63
Forfeited	(412)	12.58

Balance - December 31, 2021	4,700	$12.64

Employee Stock Option Valuation	The assumptions used to estimate the fair value of stock options granted during the year ended December 31, 2020 were as follows:

Year Ended December 31,
2020
Expected term	5.5 – 6.1 years
Expected volatility	38.5 – 44.9%
Risk-free interest rate	0.3 – 1.5%
Expected dividend yield	0%

Earn-out Shares Valuation	Assumptions used in the valuation are described below:

	As of
	December 31, 2021	July 22, 2021
Current stock price	$20.64	$14.47
Expected term (in years)	5.1	5.5
Expected volatility	67.0%	51.5%
Risk-free interest rate	1.3%	0.8%
Expected dividend yield	0%	0%

Employee Stock Purchase Plan Valuation	The following table summarizes the assumptions used and the resulting grant-date fair values of our ESPP:

Year Ended December 31,
2021
Expected term	0.50 – 2.0 years
Expected volatility	27.9 – 43.4%
Risk-free interest rate	0.1 – 0.6%
Expected dividend yield	0%
Grant-date fair value per share	$7.59 – $14.36

Stock-based Compensation Arrangement
The amount of stock-based compensation related to stock-based awards to employees in the Company’s consolidated statements of operations for the years ended December 31, 2021 and 2020 were as follows (in thousands):

	Year Ended December 31,
	2021	2020
Costs of revenue	$3,083	$135
Research and development	25,691	624
Selling, general, and administrative	71,831	1,746

Stock-based compensation, net of amounts capitalized	100,605	2,505
Capitalized stock-based compensation	3,632	146

Total stock-based compensation	$104,237	$2,651